Outstanding Loans and Leases - Consumer Real Estate - TDRs Entering Payment Default That Were Modified During the Preceding 12 Months (Details) (Consumer real estate, USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Carrying value of loans entered into payment default that are no longer held	$ 2,000	$ 2,400	$ 667
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	4,264	6,961	4,818
Residential Mortgage
Financing Receivable, Modifications [Line Items]
Number of missing payments causing default	3
Threshold period considered past due after modification	90 days
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	4,122	6,911	4,723
Home equity lines of credit
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	142	50	95
Modifications under government programs
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	700	456	210
Modifications under government programs | Residential Mortgage
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	696	454	202
Modifications under government programs | Home equity lines of credit
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	4	2	8
Modifications under proprietary programs
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	726	1,121	956
Modifications under proprietary programs | Residential Mortgage
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	714	1,117	942
Modifications under proprietary programs | Home equity lines of credit
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	12	4	14
Loans discharged in Chapter 7 bankruptcy
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	551	994	1,281
Loans discharged in Chapter 7 bankruptcy | Residential Mortgage
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	481	964	1,228
Loans discharged in Chapter 7 bankruptcy | Home equity lines of credit
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	70	30	53
Trial modifications
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	2,287	4,390	2,371
Trial modifications | Residential Mortgage
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	2,231	4,376	2,351
Trial modifications | Home equity lines of credit
Financing Receivable, Modifications [Line Items]
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	$ 56	$ 14	$ 20